Risk Management and Report (Details) - Schedule of Credit Limit Granted to Debtors - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit Limit Granted To Debtors [Line Items]
Total related debt	$ 476,459	$ 960,640
Consolidated Total or Regulatory Capital	$ 6,578,584	$ 6,373,416
Limit used %	7.24%	15.07%